Note 8 - Convertible Notes (Details) - Notes Payable (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Less: debt discount		$ 0	$ (42,534)
	511,960	494,708	184,289
JMJ Financial Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	191,663	191,663
Asher Enterprises Inc [Member] | Due May 19, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		35,000
Asher Enterprises Inc [Member] | Due July 23, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		42,500
Asher Enterprises Inc [Member] | Due September 12, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		47,500
Asher Enterprises Inc [Member] | Due December 14, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	28,000
Carebourn Capital L.P. [Member] | First Issuance [Member] | Due August 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		17,500
Carebourn Capital L.P. [Member] | Second Issuance [Member] | Due August 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	2,350
Carebourn Capital L.P. [Member] | Due June 30, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		32,500
Carebourn Capital L.P. [Member] | Due July 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		10,000
Carebourn Capital L.P. [Member] | Due February 15, 2015 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	27,500
Carebourn Capital L.P. [Member] | Due March 27, 2015 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	52,500
TCA Global Credit Master Fund, LP [Member] | Due April 26, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	189,844	189,844
Individual Counterparty [Member] | Due April 9, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		140,862
Booski Consulting LLC [Member] | Due December 17, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	5,000
Linrick Industries LLC [Member] | Due December 17, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	5,000
Due February 20, 2015 [Member] | KBM Worldwide [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	38,900
Private Placement [Member] | Due September 3, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	35,000	35,000
Private Placement [Member] | Due August 26, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	75,000	75,000
Including Related Parties [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	681,257	817,369	446,328
Less: debt discount	(94,297)	(247,661)	(229,573)
	586,960	569,708	216,755
KBM Note II [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	30,500
Less: debt discount	$ (23,538)